Stockholders' Equity (Schedule of Common Stock Reserved for Future Issuance) (Details)	Dec. 31, 2014	Mar. 31, 2014
Class of Stock [Line Items]
Common Stock Reserved for Future Issuance	101,802,919	73,088,548
Stock Options [Member]
Class of Stock [Line Items]
Common Stock Reserved for Future Issuance	21,333,132	11,894,205
Warrant [Member]
Class of Stock [Line Items]
Common Stock Reserved for Future Issuance	67,183,147	61,194,343
Class A convertible preferred stock converted to common stock [Member]
Class of Stock [Line Items]
Common Stock Reserved for Future Issuance	13,286,640